Senior Convertible Notes Payable and Warrants (Details Narrative)			9 Months Ended		12 Months Ended
	May 16, 2022 USD ($) $ / shares shares	Apr. 01, 2021	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Sep. 24, 2021
Proceeds from warrants					$ 3,591,235
Proceeds from issuance of debt					$ 3,034,000
Debt instrument redemption price percentage					15.00%
Debt Instrument, Unamortized Discount					$ 539,000
Legal fees					$ 18,000	$ 68,000
Warrants exercisable price percentage					115.00%
Warrants exercise price | $ / shares					$ 6.90
Fair value of warrants					$ 13,600,000
Fair value of debt					$ 2,500,000
Exercisable warrant percentage amount					115.00%
Expected term					3 years
Common stock percentage amount		0.50%			80.00%
Debt, weighted average interest rate					12.00%
Long-term debt, term					12 months
Gain loss on equity securities					$ 10,000,000
Warrants description			The shares of common stock underlying the Notes and the Warrants are subject to registration rights, and such shares must be registered within 90 days after the effectiveness of the Company’s initial public offering. If the Company fails to register the shares within 90 days, the Company agreed to pay a penalty of a cash payment equal to 0.02857% of the principal amount and interest due and owing under any Note held by the Holder or that number shares of common stock of the Company equal 1% of the shares of common stock underlying any Note and Warrant held by the Holder, in total amount per week paid in, whichever is greater.		The shares of common stock underlying the Notes and the Warrants are subject to registration rights, and such shares must be registered within 90 days after the effectiveness of the Company’s initial public offering. If the Company fails to register the shares within 90 days, the Company agreed to pay a penalty of a cash payment equal to 0.02857% of the principal amount and interest due and owing under any Note held by the Holder or that number shares of common stock of the Company equal 1% of the shares of common stock underlying any Note and Warrant held by the Holder, in total amount per week paid in, whichever is greater.
Percentage of prorata securities			20.00%		20.00%
Original issue discount					$ 539,000
Debt discount stock issued					3,000,000.0
Amortization of debt discount			$ 2,262,000	$ 15,000	713,000
Remaining unamortized discount					2,300,000
Accrued interest			$ 423,000		101,000
Accrued interest					$ 101,000
Shares of common stock potentially issuable | shares			12,510,477	8,337,433	11,762,601	1,278,376
Legal fees					$ 18,000
Percentage of common stock purchase price			80.00%		80.00%
Aggregate value of common stock			$ 1,620,000	$ 5,245,000		$ 2,513,000
Financing Costs			1,554,000
Changes in interest payable			322,000
Warrant Holder [Member]
Proceeds from warrants			3,000,000.0
Fair value of warrants			2,500,000
Original issue discount			539,000
Amortization of debt discount			2,300,000
Remaining unamortized discount			64,000		$ 2,300,000
Legal fees			$ 18,000
Senior Convertible Note Holders [Member]
Number of shares of common stock | shares	518,082
Senior Notes [Member]
Shares of common stock potentially issuable | shares					802,685
Number of shares of common stock | shares			1,631,115
Warrant [Member]
Warrants exercise price | $ / shares			$ 2.00
Common stock percentage amount					80.00%
Debt Instrument, Description					December 15, 2021. Additionally, each Warrant contains a cashless exercise provision, which is effective if the shares underlying the Warrant are not covered by a registration statement 6 months from the date of issuance of the Warrant.
Fair value of warrants issued					$ 2,500,000
Common Stock [Member]
Warrants exercise price | $ / shares			$ 2.00
Number of shares of common stock | shares			540,002	2,597,500		1,269,250
Aggregate value of common stock
Common Stock [Member] | Senior Convertible Note Holders [Member]
Share Price | $ / shares	$ 3.00
Number of shares of common stock | shares	203,503
Aggregate value of common stock	$ 611,000		1,600,000
Financing Costs			$ 1,600,000
Common Stock [Member] | Senior Convertible Note Holders [Member] | Second Amendment [Member]
Number of shares of common stock | shares	314,579
Aggregate value of common stock	$ 943,000
Financing Costs	$ 3.00
Minimum [Member]
Warrants exercise price | $ / shares			$ 2.00
Maximum [Member]
Warrants exercise price | $ / shares			$ 3.00
Measurement Input, Commodity Market Price [Member]
Stock price			4.03		6.00		2.00
Measurement Input, Price Volatility [Member]
Stock price					110
Measurement Input, Expected Dividend Rate [Member]
Stock price			0		0		0
Measurement Input, Risk Free Interest Rate [Member]
Stock price			2.51		1.34		0.90
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Stock price					0.53
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Stock price					0.66
IPO [Member]
Warrants exercise price | $ / shares					$ 3.00
Share Price | $ / shares					3.00
IPO [Member] | Convertible Promissory Notes [Member]
Warrants exercise price | $ / shares					$ 6.00
Senior Convertible Promissory Notes [Member]
Notes issued			$ 3,491,000		$ 3,591,000
Legal fees					$ 18,000
Principal amount			$ 100,000